Administrative Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expense [abstract]
Payroll and related costs	$ 7,789	$ 7,025	$ 5,938
Professional fees	4,291	4,612	4,499
Other expenses (1)	8,197	5,130	2,964
Depreciation of right of use asset	684	542	589
Depreciation of tangible assets	355	250	529
Total	$ 21,316	$ 17,559	$ 14,519